Related Parties (Details) - Schedule of Financial Liabilities Under Certain Loan Agreements	3 Months Ended
Mar. 31, 2023 USD ($)
Maple Heights Development LLC [Member]
Related Parties (Details) - Schedule of Financial Liabilities Under Certain Loan Agreements [Line Items]
Property	Maple Grove
Lender	Independent Financial Bank
Loan Amount	$ 3,517,000
Guarantor	Michael Sabo & Itiel Kaplan
Guaranteed Amount	100.00%
Pecan Ranch Development LLC [Member]
Related Parties (Details) - Schedule of Financial Liabilities Under Certain Loan Agreements [Line Items]
Property	Pecan Ranch
Lender	Plains State Bank
Loan Amount	$ 2,220,000
Guarantor	Michael Sabo
Guaranteed Amount	100.00%
Maple Reserve LLC [Member]
Related Parties (Details) - Schedule of Financial Liabilities Under Certain Loan Agreements [Line Items]
Property	Maple Reserve
Lender	Waller 381 trust
Loan Amount	$ 10,000,000
Guarantor	Michael Sabo & Itiel Kaplan
Guaranteed Amount	100.00%
Maple View Development LLC [Member]
Related Parties (Details) - Schedule of Financial Liabilities Under Certain Loan Agreements [Line Items]
Property	Maple View
Lender	Plains State Bank
Loan Amount	$ 2,128,000
Guarantor	Michael Sabo
Guaranteed Amount	100.00%